Label	Element	Value
AXS Sustainable Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AXS Sustainable Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AXS Sustainable Income Fund (the “Fund”) is to seek to generate current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUNDS — Purchase of Shares/Class A Shares Purchase Programs” on page 138, and in “APPENDIX A — Waivers and Discounts Available from Intermediaries” on page 176 of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Class A Shares are currently not offered and expenses have been estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve its investment objective, the Fund primarily invests in a portfolio of U.S. dollar-denominated corporate debt securities issued by Next Economy™ companies (described below). The Fund intends to invest in notes, bonds, debentures and commercial paper, which are the most common types of corporate debt securities. The Fund may invest in U.S. dollar- denominated securities of issuers domiciled outside of the United States.

AXS Investments LLC, the Fund’s investment advisor, has engaged Green Alpha Advisors, LLC (“Green Alpha”) and Uniplan Investment Counsel, Inc. (“Uniplan”) as sub-advisors to the Fund (each a “Sub-Advisor” and collectively, the “Sub-Advisors”). Green Alpha is responsible for identifying a universe of Next Economy™ companies and Uniplan is responsible for selecting the Fund’s portfolio investments from the Next Economy™ companies identified by Green Alpha, determining which portfolio investments will be sold by the Fund, and executing transactions for the Fund’s portfolio.

Next Economy™ companies are publicly traded companies that, in Green Alpha’s view, are creating or enabling solutions to major sustainability systemic risks including, but not limited to climate change, resource degradation and scarcity, widening inequality and resulting erosion of social cohesion, and costs associated with human disease. Green Alpha believes that the global economy has and will continue to evolve by factoring in these systemic risks, and that creative solutions to these systemic risks are becoming the major drivers of economic growth and generate investment returns. Green Alpha creates and maintains a list of Next Economy™ companies from multiple industries and economic sectors derived from a proprietary set of qualitative and quantitative criteria. Green Alpha’s qualitative analysis includes a review of the following information with respect to a company: (i) its business plan, activities and operating policies, (ii) strength of its management team, (iii) its corporate governance practices, (iv) its brand and product reputation, (v) its competitive positioning, (vi) its industry growth probabilities, (vii) its market size analysis, (viii) an assessment of barriers to entry, (ix) an assessment of aggregate sustainability risks, and (x) its defensible patents and intellectual property. Green Alpha’s bottom-up quantitative fundamental analysis evaluates each company’s financial condition and seeks to identify quality companies that: (i) are high growth companies as indicated by sales growth and a decrease from current price/earnings ratios to forward price/earnings ratios as revenues and earnings grow, (ii) have compelling valuations for proven and expected growth, within acceptable levels of risk, (iii) have strong balance sheets, and (iv) demonstrate capital stewardship as reflected in the rate of return on invested capital and the company’s capital allocation priorities. Green Alpha’s top-down analysis seeks to identify Next Economy™ companies by evaluating (i) how solutions to major systemic risks can be deployed in specific sectors and industries, (ii) which solutions are most innovative and scalable,

(iii) which solutions-driven companies are leaders among their peers (i.e., managements who are willing to engage in thinking and actions that differ in a positive manner from their industry peers), and (iv) what percentage of each company’s revenue is attributed to solutions to major systemic risks.

From the universe of Next Economy™ companies identified by Green Alpha, Uniplan applies bottom-up analysis to identify corporate debt securities that display stable to improving credit metrics that are not declining in a material way or improving over time relative to their industry peers. Uniplan uses data from company filings to analyze the financial statements within a credit framework based on the Altman Z Score and other credit metrics that reflect the financial stability of the company. These corporate debt securities may have fixed or variable rates of interest. While the Fund may purchase debt securities of any maturity, under normal market conditions, the Fund will generally invest in securities that have an expected redemption through maturity, call or other corporate action within the short (three years or less) to intermediate term (three to ten years).

Corporate debt securities may be rated investment-grade or below investment-grade (often called “high yield securities” or “junk bonds”). While the Fund may invest in corporate debt securities of any credit quality, under normal market conditions, the Fund will primarily invest in high yield securities. High yield securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or below BBB by S&P Global Ratings, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or if unrated, are determined by Uniplan to be of comparable credit quality.

The Fund may purchase shares of exchange-traded funds (“ETFs”) to gain exposure to the types of debt securities in which the Fund primarily invests to manage the Fund’s cash holdings. ETFs are investment companies that invest in portfolios of securities that are often designed to track particular market segments or indices. ETF shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

The Sub-Advisor may sell all or a portion of a position of a portfolio holding of the Fund when, in its opinion, one of more of the following occurs: (i) the security no longer meets the criteria of a Next Economy™ company (ii) there is a negative change in the Uniplan’s fundamental assessment of a security; (iii) the Uniplan identifies more attractive investment opportunities for the Fund; or (iv) the Fund requires cash to meet redemption requests.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the ICE BofA 1-3 Year US Corporate & Government Index, a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available on the Fund’s website at www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund commenced operations and offered shares of the Fund for public sale following the reorganization of the SKY Harbor Short Duration High Yield Partners, L.P., a Delaware limited partnership which commenced operations on February 1, 2013 (the “Predecessor Fund”), into the Fund on October 16, 2020. The Predecessor Fund’s performance has been adjusted to reflect the Fund’s expenses as set forth in the Fees and Expenses table, which are higher than the Predecessor Fund’s expenses. The Fund’s objectives, policies, guidelines and restrictions are materially equivalent to those of the Predecessor Fund. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, the Predecessor Fund’s performance may have been adversely affected. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for the periods prior to October 16, 2020 reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations. The table also shows how the Predecessor Fund’s performance compares with the returns on an index comprised of companies similar to those held by both the Predecessor Fund and the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the ICE BofA 1-3 Year US Corporate & Government Index, a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-297-2587
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Class I Shares
Highest Calendar Quarter Return at NAV	5.16%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(9.66)%	Quarter Ended 06/30/2022

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for period ended December 31, 2023)
AXS Sustainable Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk is inherent in all investing and you could lose some or the entire principal amount invested in the Fund.
AXS Sustainable Income Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.
AXS Sustainable Income Fund | Fixed Income Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.
AXS Sustainable Income Fund | High Yield [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.
AXS Sustainable Income Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.
AXS Sustainable Income Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.
AXS Sustainable Income Fund | ESGRisk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Risk. The Sub-Advisor’s consideration of ESG criteria in making its investment decisions may limit the types and number of investment opportunities available to the Fund and may affect the Fund’s exposure to risks associated with certain issuers, industries and sectors. While the Sub-Advisor considers data from company filings in identifying Next Economy™ companies, its evaluation is often subjective and therefore the securities of certain issuers may be excluded and the Fund may forgo opportunities to invest in securities that might otherwise be advantageous to buy.
AXS Sustainable Income Fund | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.
AXS Sustainable Income Fund | LIBORRisk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	LIBOR risk. The London Interbank Offered Rate (“LIBOR”) was a leading benchmark or reference rate for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. On July 27, 2017, the United Kingdom’s Financial Conduct Authority announced the gradual phase out of the LIBOR rate, with nearly all LIBOR rate publications having ceased as of June 30, 2023 (some LIBOR rates continue to be published, but only on a temporary and synthetic basis). Alternatives to LIBOR have been established and others may be developed. The transition to a new reference rate may result in (i) increased volatility or illiquidity in markets for instruments or contracts that previously relied on or still rely on LIBOR; (ii) a reduction in the value of certain instruments or contracts held by the Fund; (iii) reduced effectiveness of related Fund transactions, such as hedging; (iv) additional tax, accounting and regulatory risks; or (v) costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.
AXS Sustainable Income Fund | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Further, the Fund’s investments certain instruments such as floating rate bonds and syndicated bank loans may be subject to risks associated with the use of LIBOR.
AXS Sustainable Income Fund | ETFRisk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
AXS Sustainable Income Fund | Management And Strategy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Advisor about the quality, default risk, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.
AXS Sustainable Income Fund | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.
AXS Sustainable Income Fund | Recent Market Events [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Recent Market Events. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
AXS Sustainable Income Fund | ICE BofA 1-3 Year US Corporate & Government Index (B1A0) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-3 Year US Corporate & Government Index (B1A0) (reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	4.66%
Five Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
AXS Sustainable Income Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)	[1]
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15	[1]
Management fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	4.03%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.98%	[1],[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing Expenses	rr_NetExpensesOverAssets	1.24%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 694	[3]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,668	[3]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,643	[3]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,081	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
Overnight check delivery fee	ck0001587982_OvernightCheckDeliveryFee	$ 25	[1]
Wire fee	ck0001587982_WireFee	$ 20	[1]
AXS Sustainable Income Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	4.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.73%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total annual fund operating expenses after waiving fees and/or reimbursing Expenses	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,088
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,080
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,583
Annual Return 2014	rr_AnnualReturn2014	(1.10%)
Annual Return 2015	rr_AnnualReturn2015	1.69%
Annual Return 2016	rr_AnnualReturn2016	7.17%
Annual Return 2017	rr_AnnualReturn2017	4.11%
Annual Return 2018	rr_AnnualReturn2018	(0.51%)
Annual Return 2019	rr_AnnualReturn2019	8.40%
Annual Return 2020	rr_AnnualReturn2020	2.98%
Annual Return 2021	rr_AnnualReturn2021	5.70%
Annual Return 2022	rr_AnnualReturn2022	(10.98%)
Annual Return 2023	rr_AnnualReturn2023	6.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.66%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	6.46%
Five Years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2013
Overnight check delivery fee	ck0001587982_OvernightCheckDeliveryFee	$ 25
Wire fee	ck0001587982_WireFee	$ 20
AXS Sustainable Income Fund | Class I Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	4.64%	[4]
Five Years	rr_AverageAnnualReturnYear05	(0.11%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%	[4]
AXS Sustainable Income Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	3.81%	[4]
Five Years	rr_AverageAnnualReturnYear05	0.77%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	0.98%	[4]

[1]	Class A Shares are currently not offered and expenses have been estimated for the current fiscal year.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.24% and 0.99% of the average daily net assets of Class A shares and Class I shares of the Fund, respectively. This agreement is in effect until January 31, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[3]	Class A Shares are currently not offered and have been estimated for the current fiscal year.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I shares will vary from returns shown for Class I shares.